Taxation - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
UK Corporation tax rate	19.00%	19.25%	20.00%
Blended tax rate	19.00%
Income tax relating to components of other comprehensive income	$ 0
Tax Year 2017 | Bottom of Range
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
UK Corporation tax rate	20.00%
Tax Year 2017 | Top of Range
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
UK Corporation tax rate	19.00%
Tax Year 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
UK Corporation tax rate	19.00%
Tax Year 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
UK Corporation tax rate	19.00%
Tax Year 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
UK Corporation tax rate	17.00%